Intangible Assets, Net (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net
Gross carrying value	¥ 9,791,530,000				¥ 7,697,132,000
Accumulated amortization	(5,207,116,000)				(3,861,532,000)
Total	4,584,414,000			$ 644,467	3,835,600,000
Amortization expenses	1,936,404,000	$ 272,215	¥ 1,348,504,000
Impairment charge	0		¥ 0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	7,035,303,000				5,567,213,000
Accumulated amortization	(4,331,825,000)				(3,245,622,000)
Total	2,703,478,000				2,321,591,000
License rights of mobile games
Intangible Assets, Net
Gross carrying value	423,268,000				455,687,000
Accumulated amortization	(286,043,000)				(229,559,000)
Total	137,225,000				226,128,000
Intellectual property and others
Intangible Assets, Net
Gross carrying value	2,332,959,000				1,674,232,000
Accumulated amortization	(589,248,000)				(386,351,000)
Total	¥ 1,743,711,000				¥ 1,287,881,000